Loss per Ordinary Share	12 Months Ended
Dec. 31, 2017
Loss per Ordinary Share [Abstract]
Loss per Ordinary Share

NOTE 16 – LOSS PER ORDINARY SHARE

The loss and the weighted average number of ordinary shares used in computing basic and diluted loss per ordinary share for the years ended December 31, 2017, 2016 and 2015, are as follows:

	Year ended December 31
	2017	2016	2015
Loss for the year	$2,675,372	$653,461	$818,541
Less: Loss attributed to preferred shares	31,950	32,483	51,084
Loss for the year attributable to ordinary shareholders	$2,643,422	$620,978	$767,457
Weighted average number of ordinary shares outstanding attributable to ordinary shareholders	68,587,261	62,467,556	45,190,017

During the years ended December 31, 2016 and 2015, 4,518,406 and 3,106,000, three-year warrants, respectively, were issued - as described in Note 8. These warrants are participating securities as described in Note 2.K. but were not taken into account in calculating either the basic or diluted loss per ordinary share, as their effect was anti-dilutive. During the years ended December 31, 2017 and 2016 there were no other potentially dilutive instruments (except for the convertible preferred shares).

During the year ended December 31, 2017, and 2016 the total weighted average number of ordinary shares related to outstanding options and warrants excluded from the calculation of the diluted loss per share was 7,717,721 and 1,182,066 respectively.